Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Common Stock [Abstract]
Common Stock

9. Common Stock

As of March 31, 2026 and December 31, 2025, the Company was authorized to issue 400,000,000 shares of Class A Common Stock. The voting, dividend and liquidation rights of the holders of the Company’s Class A Common Stock are subject to and qualified by the rights, powers and preferences of the holders of the Series A Preferred Stock (see Note 10).

Contingent Sponsor Shares

Pursuant to the sponsor support and forfeiture agreement dated April 17, 2023 by and between Anzu, Envoy Medical Corporation and the Sponsor, as amended or modified from time to time (the “Sponsor Support Agreement”), and as of the date of issuance, 1,000,000 shares of Class A Common Stock held by the Sponsor shall be unvested and subject to the restrictions and forfeiture provisions set forth in the Sponsor Support Agreement (the “Contingent Sponsor Shares”). The Contingent Sponsor Shares were initially to vest upon the FDA’s approval of the Acclaim CI. or a change of control of the Company.

On December 20, 2024, the Company and the Sponsor entered into an agreement to remove the vesting restriction on the Contingent Sponsor Shares, more fully described in Note 10 under “Sponsor Induced Conversion”.

Outstanding Warrants

The following table summarizes the Company’s outstanding warrant activity for the three months ended March 31, 2026 (in number of warrant shares):

	Shortfall Warrants	Publicly Traded Warrants	Term Loan Warrants	September 2025 Offering Warrants	October 2025 Offering Warrants	Issued Pre-Funded Warrants	Series A Warrants & February 2026 Placement Agent Warrants
December 31, 2025	1,135,499	14,166,666	3,500,000	5,868,336	9,248,136	-	-
Issued	-	-	-	-	-	27,053,850	123,750,000
March 31, 2026	1,135,499	14,166,666	3,500,000	5,868,336	9,248,136	27,053,850	123,750,000

Forward Purchase Agreement Warrant Liability

Pursuant to the terms of the Forward Purchase Agreement, the Company issued to the Meteora Parties warrants to purchase 3,874,394 shares of Class A Common Stock (the “Shortfall Warrants”). As issued, the Shortfall Warrants had an exercise price determined based on the volume weighted average price of the Class A Common Stock, subject to a $4.00 price floor (the “Exercise Price Floor”), which Exercise Price Floor is adjustable for certain issuances of Class A Common Stock at a price below the then-current Exercise Price Floor. The Shortfall Warrants had an expiration date of June 30, 2024 upon issuance. The fair value of the Shortfall Warrants is presented as the forward purchase agreement warrant liability on the unaudited condensed consolidated balance sheets. The change in fair value of the Shortfall Warrants each period is recorded within the change in fair value of forward purchase agreement warrant liability on the unaudited condensed consolidated statements of operations and comprehensive loss.

On June 24, 2024, the Company and the Meteora Parties entered into Amendment No. 1 to the Shortfall Warrants to extend the expiration of the Shortfall Warrants to December 31, 2024. Amendment No. 1 did not have a material effect on the Company’s financial statements for the year ended December 31, 2024.

On July 29, 2024, the Company and the Meteora Parties entered into an amendment to the Forward Purchase Agreement to adjust the Exercise Price Floor of certain Shortfall Warrants from $4.00 to $2.00 for 1,000,000 of the Shortfall Warrants, $3.00 for an additional 1,000,000 Shortfall Warrants, and with remainder of the Shortfall Warrants retaining the $4.00 Exercise Price Floor.

On December 19, 2024, the Company and the Meteora Parties entered into Amendment No. 2 to the Shortfall Warrants to extend the expiration date of the Shortfall Warrants to December 31, 2025.

On July 28, 2025, the Company and the Meteora Parties entered into Amendment No. 3 to the Shortfall Warrants that changed the Exercise Price Floor to $1.50 for the Shortfall Warrants that remained outstanding. The exercise price of the Shortfall Warrants continues to be based on the volume weighted average price of the Class A Common Stock subject to the amended Exercise Price Floor.

On December 18, 2025, the Company and the Meteora Parties entered into Amendment No. 4 to the Shortfall Warrants to extend the expiration date of the Shortfall Warrants to December 31, 2026.

During the three months ended March 31, 2026 and 2025, the Meteora Parties did not exercise any Shortfall Warrants. As of March 31, 2026, Shortfall Warrants to purchase 1,135,499 shares of Class A Common Stock remained outstanding.

Publicly Traded Warrants

The Company has 14,166,666 publicly traded warrants to purchase 14,166,666 shares of its Class A Common Stock (“Publicly Traded Warrants”). The Publicly Traded Warrants have an exercise price of $11.50 and expire on September 29, 2028.

Term Loan Warrants

During the three months ended March 31, 2025, the Company issued Term Loan Warrants to purchase 750,000 shares, of its Class A Common Stock to a related party (see Note 8). The Term Loan Warrants are all outstanding as of March 31, 2026 and were amended with the Voting and Extension Agreement (see Note 8).

September 2025 Offering

On September 22, 2025, the Company entered into purchase agreements with certain investors providing for the issuance and sale by the Company of 1,908,402 shares of Class A Common Stock. The Class A Common Stock was offered at a price of $1.31 per share for gross proceeds of $2,500. After deducting direct offering expenses the net cash proceeds to the Company were $2,187. The offering costs were recognized in the loss on offering and change in fair value of private warrant liability in the Company’s consolidated statements of operations and comprehensive loss during the period the offering closed. As part of the September 2025 Offering, the Company issued warrants to investors to purchase 5,725,206 shares of Class A Common Stock with an exercise price of $1.31 (the “September 2025 Investor Warrants”) per share with each of the investors acquiring three warrants for every share of Class A Common Stock purchased (the “September 2025 Offering”). The closing of the September 2025 Offering occurred on September 23, 2025.

The September 2025 Investor Warrants include certain provisions that could result in a change in the settlement amount based on variables that are not inputs to a “fixed-for-fixed” model, including certain provisions around a change in control transaction. As a result, the warrants do not meet the criteria for equity classification and are accounted for as liabilities in accordance with ASC 815.

The September 2025 Investor Warrants were initially recognized at fair value on the date of issuance using a Black-Scholes option model. The initial fair value of the September 2025 Investor Warrants was $3,193. Since the fair value of the September 2025 Investor Warrants amount exceeded the proceeds from the September 2025 Offering, an immediate loss of $693 was recognized in the loss on offering and change in fair value of private warrant liability during the period the September 2025 Offering closed in the Company’s consolidated statements of operations and comprehensive loss resulting in the private warrant liability in the Company’s consolidated balance sheets being recorded as gross proceeds.

The September 2025 Investor Warrants are remeasured at fair value each reporting date until exercised. Changes in the fair value of the September 2025 Investor Warrants are recognized in the loss on offering and change in fair value of private warrant liability on the Company’s statements of operations and comprehensive loss.

Additional warrants were issued to the placement agent to purchase 143,130 shares of Class A Common Stock with an exercise price of $1.6375 per share (the “September 2025 Placement Agent Warrants” and collectively with the September 2025 Investor Warrants the “September 2025 Offering Warrants”). The September 2025 Placement Agent Warrants were issued at 125% of the exercise price of the September 2025 Investor Warrants, based on 7.5% of Class A Common Stock issued as part of the September 2025 Offering, and the placement agent will be compensated in the same manner for future offerings under the engagement agreement. The September 2025 Placement Agent Warrants are classified as contingently redeemable in accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”). These warrants qualify for equity classification, however, because the September 2025 Placement Agent Warrants could be settled in cash or other assets upon a contingent redemption that is not solely within the Company’s control, the September 2025 Placement Agent Warrants have been classified as temporary equity and reported as warrants issued to placement agent as part of the 2025 Offerings (as defined below) in mezzanine equity on the unaudited condensed consolidated balance sheets. Upon issuance, the September 2025 Placement Agent Warrants were recognized at fair value using a Black-Scholes option model and the Company recognized $130 of expense recorded in the loss on offering and change in fair value of private warrant liability on the unaudited condensed consolidated statement of operations and comprehensive loss for the year ended December 31, 2025 as the service was completed upon closing of the September 2025 Offering. The contingent redemption event is not probable and the September 2025 Placement Agent Warrants are not currently redeemable. Accordingly, the September 2025 Placement Agent Warrants are presented at grant date fair value on the unaudited condensed consolidated balance sheets.

The September 2025 Offering Warrants expire on November 26, 2027, which is two years following stockholder approval of the issuance of the Class A Common Stock underlying the September 2025 Offering Warrants.

October 2025 Offering

On October 7, 2025, the Company entered into purchase agreements with certain investors providing for the issuance and sale by the Company of 3,007,524 shares of Class A Common Stock. The Class A Common Stock was offered at a price of $1.33 per share for gross proceeds of $4,000. After deducting direct offering expenses the net cash proceeds to the Company were $3,545. The offering costs were recognized in the loss on offering and change in fair value of private warrant liability in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss during the period the offering closed. As part of the October 2025 Offering, the Company issued warrants to investors to purchase 9,022,572 shares of Class A Common Stock with an exercise price of $1.33 (the “October 2025 Investor Warrants” and collectively with the September 2025 Investor Warrants the “Investor Warrants”) per share with each of the investors acquiring three warrants for every share of Class A Common Stock purchased (the “October 2025 Offering” and collectively with the September 2025 Offering the “2025 Offerings”). The closing of the October 2025 Offering occurred on October 9, 2025.

The October 2025 Investor Warrants include certain provisions that could result in a change in the settlement amount based on variables that are not inputs to a “fixed-for-fixed” model, including certain provisions around a change in control transaction. As a result, the warrants do not meet the criteria for equity classification and are accounted for as liabilities in accordance with ASC 815.

The October 2025 Investor Warrants were initially recognized at fair value on the date of issuance using a Black-Scholes option model. The initial fair value of the October 2025 Investor Warrants was $6,035. Since the fair value of the October 2025 Investor Warrants amount exceeded the proceeds from the October 2025 Offering, an immediate loss of $2,035 was recognized in the loss on offering and change in fair value of private warrant liability during the period the October 2025 Offering closed in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss resulting in the private warrant liability in the Company’s unaudited condensed consolidated balance sheets being recorded as gross proceeds.

The October 2025 Investor Warrants are remeasured at fair value each reporting date until exercised. Changes in the fair value of the October 2025 Investor Warrants are recognized in the loss on offering and change in fair value of private warrant liability on the Company’s statements of operations and comprehensive loss.

Additional warrants were issued to the placement agent to purchase 225,564 shares of Class A Common Stock with an exercise price of $1.6625 per share (the “October 2025 Placement Agent Warrants” collectively with the October 2025 Investor Warrants the “October 2025 Offering Warrants”). The October 2025 Placement Agent Warrants were issued at 125% of the exercise price of the October 2025 Investor Warrants, based on 7.5% of Class A Common Stock issued as part of the October 2025 Offering, and the placement agent will be compensated in the same manner for future offerings under the engagement agreement. The October 2025 Placement Agent Warrants are classified as contingently redeemable in accordance with ASC 718. These warrants qualify for equity classification, however, because the October 2025 Placement Agent Warrants could be settled in cash or other assets upon a contingent redemption that is not solely within the Company’s control, the October 2025 Placement Agent Warrants have been classified as temporary equity and reported as warrants issued to placement agent as part of the 2025 Offerings in mezzanine equity on the unaudited condensed consolidated balance sheets. Upon issuance, the October 2025 Placement Agent Warrants were recognized at fair value using a Black-Scholes option model and the Company recognized $262 of expense recorded in the loss on offering and change in fair value of private warrant liability on the unaudited condensed consolidated statement of operations and comprehensive loss for the year ended December 31, 2025 as the service was completed upon closing of the October 2025 Offering. The contingent redemption event is not probable and the October 2025 Placement Agent Warrants are not currently redeemable. Accordingly, the October 2025 Placement Agent Warrants are presented at grant date fair value on the unaudited condensed consolidated balance sheets.

The October 2025 Offering Warrants expire on December 30, 2027, two years after the effectiveness of the registration statement registering the resale of the October 2025 Offering Warrants. Proceeds were allocated entirely to the October 2025 Investor Warrants as the fair value of the October Investor Warrants exceeded the amount of proceeds received.

February 2026 Offering

On February 12, 2026, the Company completed a public offering (the “February 2026 Offering”) of an aggregate of (i) 47,946,150 shares of Class A Common Stock, (ii) 27,053,850 pre-funded warrants (the “Issued Pre-Funded Warrants”) to purchase 27,053,850 shares of Class A Common Stock, (iii) 45,000,000 Series A-1 Warrants to purchase 45,000,000 shares of Class A Common Stock and/or pre-funded warrants (the “Series A-1 Warrants”), and (iv) 75,000,000 Series A-2 Warrants to purchase 75,000,000 shares of Class A Common Stock and/or pre-funded warrants (the “Series A-2 Warrants” and, together with the Series A-1 Warrants, the “Series A Warrants”). The Series A Warrants and Issued Pre-Funded Warrants are collectively referred to herein as the “February 2026 Offering Warrants,” and the shares of Class A Common Stock issuable upon exercise of the February 2026 Offering Warrants are collectively referred to as the “February 2026 Offering Warrant Shares.” For each share of Class A Common Stock (or Issued Pre-Funded Warrant in lieu thereof) purchased, the investors received accompanying Series A Warrants in the amount of six-tenths (0.6) of a Series A-1 Warrant and one Series A-2 Warrant. The purchase price for February 2026 Offering was $0.40 per Share (or $0.3999 per Issued Pre-Funded Warrant in lieu thereof) and accompanying Series A Warrants.

The Series A-1 Warrants have an exercise price of $0.40 per share, become exercisable beginning on the effective date of stockholder approval of the issuance of the shares upon exercise of the February 2026 Offering Warrants (the “Stockholder Approval Date”) and will expire on the earlier of (i) the 24-month anniversary of the Stockholder Approval Date or (ii) 30 days following the date the Company publicly announces that it has submitted a Premarket Approval Application (“PMA”) to the FDA for the Acclaim CI. The Series A-2 Warrants have an exercise price of $0.40 per share, will become exercisable beginning on the Stockholder Approval Date and will expire on the earlier of (i) the 60-month anniversary of the Stockholder Approval Date or (ii) 30 days following the date the Company publicly announces that it has received FDA approval for the Acclaim CI. Should either the Series A-1 Warrants or Series A-2 Warrants be exercised for pre-funded warrants, the exercise price would be $0.3999 which is the exercise price of $0.40 per share less $0.0001 to eventually exercise the pre-funded warrants.

The aggregate gross proceeds to the Company from the February 2026 Offering were $29,997. After deducting the placement agent’s fees and other offering expenses paid in cash, the Company received $27,782 of net proceeds. The potential additional gross proceeds to the Company from the Series A-1 Warrants and Series A-2 Warrants, if fully-exercised on a cash basis following the Stockholder Approval Date, will be approximately $18,000 and $30,000, respectively, or $48,000 in total.

The February 2026 Offering included beneficial ownership limitations preventing the purchaser, together with its affiliates and certain related parties, from beneficially owning more than 4.99% (or, at the election of the investor, 9.99%) of the Company’s outstanding Class A Common Stock.

The Company evaluated the February 2026 Offering Warrants under ASC 815 and determined that they met the requirements for equity classification and are classified in stockholders’ equity. In the event of certain change-in-control or similar transactions, the Series A Warrants provide for settlement in the same form of consideration received by holders of the Company’s Class A Common Stock and do not permit net cash settlement at the option of the holder except in circumstances consistent with equity classification under ASC 815-40. Accordingly, the proceeds were recorded as additional paid-in capital on the unaudited condensed consolidated balance sheets and are not subject to remeasurement on an ongoing basis.

Additional warrants were issued to the placement agent to purchase 3,750,000 shares of Class A Common Stock with an exercise price of $0.50 per share (the “February 2026 Placement Agent Warrants”). The February 2026 Placement Agent Warrants become exercisable on the Stockholder Approval Date and expire on the earlier of (i) the 24 month anniversary of the Stockholder Approval Date, (ii) 30 days following the date the Company publicly announces that it has received FDA approval for the Acclaim CI, and (iii) and in no event later than February 11, 2031.

The February 2026 Placement Agent Warrants were issued with an exercise price equal to 125% of the price per share of the Class A Common Stock issued in the February 2026 Offering and represented 5.0% of the aggregate Class A Common Stock and Issued Pre-Funded Warrants sold in the February 2026 Offering.

The February 2026 Placement Agent Warrants are contingently redeemable in accordance with ASC 718 and include a contingent redemption feature that is solely within the Company’s control. As a result, the warrants qualify for equity classification and are included within additional paid-in capital on the unaudited condensed consolidated balance sheets. The February 2026 Placement Agent Warrants are also a direct offering expense that are charged against proceeds of the February 2026 Offering within additional paid-in capital resulting in no impact to shareholders’ equity (deficit).

Common Stock Issued for Services

On September 3, 2025, the Company issued 109,670 shares of its Class A Common Stock to a vendor in exchange for services. The Company is recognizing the corresponding $133 of expense over the six- month service period based on the fair value of the stock at the time of issuance. The Company recorded stock-based compensation expense of $44 during the three months ended March 31, 2026.

10. Common Stock

As of December 31, 2025 and 2024, the Company was authorized to issue 400,000,000 shares of Class A Common Stock. The voting, dividend and liquidation rights of the holders of the Company’s Class A Common Stock are subject to and qualified by the rights, powers and preferences of the holders of the Series A Preferred Stock (see Note 11).

Contingent Sponsor Shares

Pursuant to the sponsor support and forfeiture agreement dated April 17, 2023 by and between Anzu, Envoy Medical Corporation and the Sponsor, as amended or modified from time to time (the “Sponsor Support Agreement”), and as of the date of issuance, 1,000,000 shares of Class A Common Stock held by the Sponsor shall be unvested and subject to the restrictions and forfeiture provisions set forth in the Sponsor Support Agreement (the “Contingent Sponsor Shares”). The Contingent Sponsor Shares shall vest upon the FDA’s approval of the Acclaim CI (the “FDA Approval”). If a change of control of the Company shall occur following the Closing, then the conditions for vesting of any Contingent Sponsor Shares that remain unvested as of immediately prior to the consummation of the change of control shall be deemed to have been achieved and such Contingent Sponsor Shares shall immediately vest as of immediately prior to the consummation of such change of control.

On December 20, 2024 the Company and the Sponsor entered into an agreement to remove the vesting restriction on the Contingent Sponsor Shares, more fully described in Note 11 under “Sponsor Induced Conversion”.

At-The-Market Offering

On January 17, 2025, the Company entered into an At The Market Offering Agreement (the “Sales Agreement”) with Roth Capital Partners, LLC (the “Sales Agent”) to conduct an ATM equity offering program. Pursuant to the Sales Agreement, the Sales Agent acts as the Company’s agent with respect to an offering and sale, at any time and from time to time, of the Company’s Class A Common Stock. The Company has authorized the sale, at its discretion, of Class A Common Stock in an aggregate offering amount up to $15,000 under the Sales Agreement. During the year ended December 31, 2025, the Company sold 300,742 shares of its Class A Common Stock pursuant to the ATM equity offering program. The Company received $414 of net proceeds from the ATM offering during the year ended December 31, 2025.

On September 22, 2025 the ATM equity offering program was suspended in connection with the September 2025 Offering as defined below.

Outstanding Warrants

The following table summarizes the Company’s outstanding warrant activity for the years ended December 31, 2025 and 2024 (in number of warrant shares):

	Shortfall Warrants	Publicly Traded Warrants	Term Loan Warrants	September 2025 Offering Warrants	October 2025 Offering Warrants
December 31, 2023	3,874,394	14,166,666	-	-	-
Issued	-	-	2,000,000	-	-
Exercised	(664,883)	-	-	-	-
December 31, 2024	3,209,511	14,166,666	2,000,000	-	-
Issued	-	-	1,500,000	5,868,336	9,248,136
Exercised	(2,074,012)	-	-	-	-
December 31, 2025	1,135,499	14,166,666	3,500,000	5,868,336	9,248,136

Forward Purchase Agreement Warrant Liability

Pursuant to the terms of the Forward Purchase Agreement, the Company issued to the Meteora parties warrants to purchase 3,874,394 shares of Class A Common Stock (the “Shortfall Warrants”). As issued, the Shortfall Warrants had an exercise price determined based on the volume weighted average price of the Class A Common Stock, subject to a $4.00 price floor (the “Exercise Price Floor”), which Exercise Price Floor is adjustable for certain issuances of Class A Common Stock at a price below the then-current Exercise Price Floor. The Shortfall Warrants had an expiration date of June 30, 2024 upon issuance. The fair value of the Shortfall Warrants is presented in the forward purchase agreement warrant liability line on the consolidated balance sheets. The change in fair value of the Shortfall Warrants each period is recorded within the change in fair value of forward purchase agreement warrant liability line on the consolidated statements of operations and comprehensive loss.

On June 24, 2024, the Company and the Meteora parties entered into Amendment No. 1 to the Shortfall Warrants to extend the expiration of the Shortfall Warrants to December 31, 2024. Amendment No. 1 did not have a material effect on the Company’s financial statements for the year ended December 31, 2024.

On July 29, 2024, the Company and the Meteora parties entered into an amendment to the Forward Purchase Agreement to change the Exercise Price Floor of certain Shortfall Warrants from $4.00 to $2.00 for 1,000,000 of the Shortfall Warrants, $3.00 for an additional 1,000,000 Shortfall Warrants, and with remainder of the Shortfall Warrants retaining the $4.00 Exercise Price Floor.

On December 19, 2024, the Company and the Meteora parties entered into Amendment No. 2 to the Shortfall Warrants to extend the expiration date of the Shortfall Warrants to December 31, 2025.

On July 28, 2025, the Company and the Meteora parties entered into Amendment No. 3 to the Shortfall Warrants that changed the Exercise Price Floor to $1.50 for the Shortfall Warrants that remained outstanding. The exercise price of the Shortfall Warrants continues to be based on the volume weighted average price of the Class A Common Stock subject to the amended Exercise Price Floor.

On December 18, 2025, the Company and the Meteora parties entered into Amendment No. 4 to the Shortfall Warrants to extend the expiration date of the Shortfall Warrants to December 31, 2026.

Due to the modification of the warrants on the various dates as described above, the warrants were remeasured at fair value as of each modification date with the incremental changes recognized in the consolidated statement of operations and comprehensive loss to the extent the modification was related to an extension of term and in the consolidated statements of changes in mezzanine equity and stockholders’ deficit to the extent the modification related to a amendment of the exercise price. The Company uses a Monte Carlo simulation model to estimate the fair value of the Shortfall Warrants. The following table presents the quantitative information regarding the fair value measurements of the forward purchase agreement warrant liability for each amendment:

	July 29, 2024		December 19, 2024		July 28, 2025		December 18, 2025
	Pre- Modification	Post- Modification	Pre- Modification	Post- Modification	Pre- Modification	Post- Modification	Pre- Modification	Post- Modification
Stock price	$2.06	$2.06	$1.84	$1.84	$1.53	$1.53	$0.70	$0.70
Initial exercise price	$10.46	$10.46	$10.46	$10.46	$10.46	$10.46	$10.46	$10.46
Annual volatility	138.0%	138.0%	80.0%	133.0%	62.0%	62.0%	45.0%	113.0%
Remaining term (in years)	0.4	0.4	0.0	1.0	0.4	0.4	0.0	1.0
Risk-free rate	5.12%	5.12%	4.30%	4.19%	4.24%	4.24%	3.71%	3.43%

During the years ended December 31, 2025 and 2024, the Meteora parties exercised Shortfall Warrants to purchase 2,074,012 and 664,883 shares of Class A Common Stock, respectively. Proceeds of $3,111 and $1,815 were received during the year ended December 31, 2025 and 2024, respectively, from the exercise of the Shortfall Warrants. As of December 31, 2025, Shortfall Warrants to purchase 1,135,499 shares of Class A Common Stock remained outstanding.

Publicly Traded Warrants

The Company has 14,166,666 publicly traded warrants to purchase 14,166,666 shares of its Class A Common Stock (“Publicly Traded Warrants”). The Publicly Traded Warrants have an exercise price of $11.50 and expire on September 29, 2028.

Term Loan Warrants

During the years ended December 31, 2025 and 2024, the Company issued Term Loan Warrants to purchase 1,500,000 and 2,000,000 shares, respectively, of its Class A Common Stock to a related party (see Note 9). The Term Loan Warrants are all outstanding as of December 31, 2025 and were amended with the Voting and Extension Agreement (see Note 9).

September 2025 Offering

On September 22, 2025, the Company entered into purchase agreements with certain investors providing for the issuance and sale by the Company of 1,908,402 shares of Class A Common Stock. The Class A Common Stock was offered at a price of $1.31 per share for gross proceeds of $2,500. After deducting direct offering expenses the net cash proceeds to the Company were $2,187. The offering costs were recognized in the loss on offering and change in fair value of private warrant liability in the Company’s consolidated statements of operations and comprehensive loss. As part of the September 2025 Offering, the Company issued warrants to investors to purchase 5,725,206 shares of Class A Common Stock with an exercise price of $1.31 (the “September 2025 Investor Warrants”) per share with each of the investors acquiring three warrants for every share of Class A Common Stock purchased (the “September 2025 Offering”). The closing of the September 2025 Offering occurred on September 23, 2025.

The September 2025 Investor Warrants include certain provisions that could result in a change in the settlement amount based on variables that are not inputs to a “fixed-for-fixed” model, including certain provisions around a change in control transaction. As a result, the warrants do not meet the criteria for equity classification and are accounted for as liabilities in accordance with ASC 815.

The September 2025 Investor Warrants were initially recognized at fair value on the date of issuance using a Black-Scholes option model. The initial fair value of the September 2025 Investor Warrants was $3,193. Since the fair value of the September 2025 Investor Warrants amount exceeded the proceeds from the September 2025 Offering, an immediate loss of $693 was recognized in the loss on offering and change in fair value of private warrant liability in the Company’s consolidated statements of operations and comprehensive loss resulting in the private warrant liability in the Company’s consolidated balance sheets being recorded as gross proceeds.

The September 2025 Investor Warrants are remeasured at fair value each reporting date until exercised. Changes in the fair value of the September 2025 Investor Warrants are recognized in the loss on offering and change in fair value of private warrant liability on the Company’s statements of operations and comprehensive loss.

Additional warrants were issued to the placement agent to purchase 143,130 shares of Class A Common Stock with an exercise price of $1.6375 per share (the “September 2025 Placement Agent Warrants” and collectively with the September 2025 Investor Warrants the “September 2025 Offering Warrants”). The September 2025 Placement Agent Warrants were issued at 125% of the exercise price of the September 2025 Investor Warrants, based on 7.5% of Class A Common Stock issued as part of the September 2025 Offering, and the placement agent will be compensated in the same manner for future offerings under the engagement agreement. The September 2025 Placement Agent Warrants are classified as contingently redeemable in accordance with ASC 718. These warrants qualify for equity classification, however, because the September 2025 Placement Agent Warrants could be settled in cash or other assets upon a contingent redemption that is not solely within the Company’s control, the September 2025 Placement Agent Warrants have been classified as temporary equity and reported as warrants issued to placement agent in mezzanine equity on the consolidated balance sheets. Upon issuance, the September 2025 Placement Agent Warrants were recognized at fair value using a Black-Scholes option model and the Company recognized $130 of expense recorded in the loss on offering and change in fair value of private warrant liability on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2025 as the service was completed upon closing of the September 2025 Offering. The contingent redemption event is not probable and the September 2025 Placement Agent Warrants are not currently redeemable. Accordingly, the September 2025 Placement Agent Warrants are presented at grant date fair value on the consolidated balance sheets.

The September 2025 Offering Warrants expire on November 26, 2027, which is two years following stockholder approval of the issuance of the Class A Common Stock underlying the September 2025 Offering Warrants.

The Company used the Black-Scholes option model to estimate the fair value of the September 2025 Investor Warrants and September 2025 Placement Agent Warrants on the dates they were issued. In applying the Black-Scholes option model, the Company used the following assumptions: expected term of 2.25 years, risk free rate of 3.5%, expected volatility of 141%, a stock price of $0.85 for the September 2025 Investor Warrants, and a stock price of $1.31 for the September 2025 Placement Agent Warrants.

October 2025 Offering

On October 7, 2025, the Company entered into purchase agreements with certain investors providing for the issuance and sale by the Company of 3,007,524 shares of Class A Common Stock. The Class A Common Stock was offered at a price of $1.33 per share for gross proceeds of $4,000. After deducting direct offering expenses the net cash proceeds to the Company were $3,545. The offering costs were recognized in the loss on offering and change in fair value of private warrant liability in the Company’s consolidated statements of operations and comprehensive loss. As part of the October 2025 Offering, the Company issued warrants to investors to purchase 9,022,572 shares of Class A Common Stock with an exercise price of $1.33 (the “October 2025 Investor Warrants” and collectively with the September 2025 Investor Warrants the “Investor Warrants”) per share with each of the investors acquiring three warrants for every share of Class A Common Stock purchased (the “October 2025 Offering”). The closing of the October 2025 Offering occurred on October 9, 2025.

The October 2025 Investor Warrants include certain provisions that could result in a change in the settlement amount based on variables that are not inputs to a “fixed-for-fixed” model, including certain provisions around a change in control transaction. As a result, the warrants do not meet the criteria for equity classification and are accounted for as liabilities in accordance with ASC 815.

The October 2025 Investor Warrants were initially recognized at fair value on the date of issuance using a Black-Scholes option model. The initial fair value of the October 2025 Investor Warrants was $6,035. Since the fair value of the October 2025 Investor Warrants amount exceeded the proceeds from the October 2025 Offering, an immediate loss of $2,035 was recognized in the loss on offering and change in fair value of private warrant liability in the Company’s consolidated statements of operations and comprehensive loss resulting in the private warrant liability in the Company’s consolidated balance sheets being recorded as gross proceeds.

The October 2025 Investor Warrants are remeasured at fair value each reporting date until exercised. Changes in the fair value of the October 2025 Investor Warrants are recognized in the loss on offering and change in fair value of private warrant liability on the Company’s statements of operations and comprehensive loss.

Additional warrants were issued to the placement agent to purchase 225,564 shares of Class A Common Stock with an exercise price of $1.6625 per share (the “October 2025 Placement Agent Warrants” and collectively with the October 2025 Investor Warrants the “October 2025 Offering Warrants”). The Placement Agent Warrants were issued at 125% of the exercise price of the October 2025 Investor Warrants, based on 7.5% of Class A Common Stock issued as part of the October 2025 Offering, and the placement agent will be compensated in the same manner for future offerings under the engagement agreement. The October 2025 Placement Agent Warrants are classified as contingently redeemable in accordance with ASC 718. These warrants qualify for equity classification, however, because the October 2025 Placement Agent Warrants could be settled in cash or other assets upon a contingent redemption that is not solely within the Company’s control, the October 2025 Placement Agent Warrants have been classified as temporary equity and reported as warrants issued to placement agent in mezzanine equity on the consolidated balance sheets. Upon issuance, the October 2025 Placement Agent Warrants were recognized at fair value using a Black-Scholes option model and the Company recognized $262 of expense recorded in the loss on offering and change in fair value of private warrant liability on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2025 as the service was completed upon closing of the October 2025 Offering. The contingent redemption event is not probable and the October 2025 Placement Agent Warrants are not currently redeemable. Accordingly, the October 2025 Placement Agent Warrants are presented at grant date fair value on the consolidated balance sheets.

The October 2025 Offering Warrants expire on December 30, 2027, two years after the effectiveness of the registration statement registering the resale of the October 2025 Offering Warrants. Proceeds were allocated entirely to the October 2025 Investor Warrants as the fair value of the October Investor Warrants exceeded the amount of proceeds received.

The Company used the Black-Scholes option model to estimate the fair value of the October 2025 Investor Warrants and October 2025 Placement Agent Warrants on the dates they were issued. In applying the Black-Scholes option model, the Company used the following assumptions: expected term of 2.25 years, risk free rate of 3.6%, expected volatility of 150% for the Investor Warrants, expected volatility of 146% for the Placement Agent Warrants, a stock price of $0.95 for the Investor Warrants, and a stock price of $1.66 for the Placement Agent Warrants.

Common Stock Issued for Services

On September 3, 2025, the Company issued 109,670 shares of its Class A Common Stock to a vendor in exchange for services. The Company is recognizing the corresponding $133 of expense over the six- month service period based on the fair value of the stock at the time of issuance.